Post-employment benefit obligations - Disclosure of movements in defined benefit obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	$ 24,876
Obligations, end of year	25,104	$ 24,876
Defined benefit obligations [Member]
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	24,876	26,176
Current service costs	467	552
Interest costs	1,319	1,238
Benefits paid	(1,331)	(1,308)
Actuarial loss (gain)	(227)	(1,782)
Obligations, end of year	$ 25,104	$ 24,876